Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 20,257	£ 24,760
Liabilities at fair value	3,666	7,880
Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,033	1,594
Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,633	6,286
Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,498	5,321
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	1,321	6,137
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	13,438	13,302
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,821	12,527
Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	40	40
Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,781	12,487
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,495	10,990
Liabilities at fair value	3,569	7,761
Level 2 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,993	1,524
Level 2 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,576	6,237
Level 2 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,392	5,206
Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	515	5,042
Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	588	742
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	941	1,243
Liabilities at fair value	97	119
Level 3 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	40	70
Level 3 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	57	49
Level 3 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	106	115
Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	766	1,055
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 69	73
Exchange Rate Contracts [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 931	551
Exchange Rate Contracts [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 4,424	4,349
Valuation technique	A
Exchange Rate Contracts [member] | Level 2 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 930	528
Exchange Rate Contracts [member] | Level 2 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,402	4,324
Exchange Rate Contracts [member] | Level 3 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1	23
Exchange Rate Contracts [member] | Level 3 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 22	25
Interest Rate Contracts [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,205	2,743
Interest Rate Contracts [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,047	2,566
Valuation technique	A & C
Interest Rate Contracts [member] | Level 2 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 2,197	2,736
Interest Rate Contracts [member] | Level 2 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,042	2,560
Interest Rate Contracts [member] | Level 3 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	8	7
Interest Rate Contracts [member] | Level 3 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 5	6
Equity and Credit Contracts [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 158	172
Equity and Credit Contracts [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 288	278
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 2 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 127	132
Equity and Credit Contracts [member] | Level 2 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	209	194
Equity and Credit Contracts [member] | Level 3 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	31	40
Equity and Credit Contracts [member] | Level 3 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	79	84
Netting [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,261)	(1,872)
Netting [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,261)	(1,872)
Netting [member] | Level 2 [member] | Derivative Liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,261)	(1,872)
Netting [member] | Level 2 [member] | Derivative Assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,261)	(1,872)
Loans and Advances to Customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 533	509
Valuation technique	A
Loans and Advances to Customers [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 69	73
Valuation technique	D
Loans and Advances to Customers [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 439	427
Loans and Advances to Customers [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	94	82
Loans and Advances to Customers [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	69	73
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 662	3,263
Valuation technique	A, B & D
Debt Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13,369	13,229
Valuation technique	D
Debt Securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 24	26
Debt Securities [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	12,781	12,487
Debt Securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	76	2,343
Debt Securities [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	588	742
Debt Securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	562	894
Equity Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 126	93
Valuation technique	B
Equity Securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 16	14
Equity Securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 110	79
Reverse repurchase agreements - non-trading [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value		2,110
Reverse repurchase agreements - non-trading [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value		2,272
Valuation technique	A
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value		2,110
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value		2,272
Debt Securities [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,072	990
Debt Securities [member] | Level 2 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,065	983
Debt Securities [member] | Level 3 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 7	7
Structured Deposits [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 133	133
Structured Deposits [member] | Level 2 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	104	104
Structured Deposits [member] | Level 3 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 29	29
Collateral and associated financial guarantees [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 428	3,053
Collateral and associated financial guarantees [member] | Level 2 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	407	3,040
Collateral and associated financial guarantees [member] | Level 3 [member] | Other financial liabilities at fair value through profit or loss [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 21	£ 13